UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
January 1, 2012 to January 31, 2012

             Commission File Number of issuing entity:  333-165171-02

Nissan Auto Receivables 2011-A Owner Trust
(Exact name of issuing entity as specified in its charter)

             Commission File Number of depositor:  333-165171

Nissan Auto Receivables Corporation II
(Exact name of depositor as specified in its charter)

Nissan Motor Acceptance Corporation
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-6967792
(I.R.S. Employer Identification No.)

           c/o Wilmington Trust Company, Rodney Square North,
           1100 North Market Street, Wilmington, Delaware
          (Address of principal executive offices of the issuing entity)                                   19890
                (Zip Code)

(302) 636-6194
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Asset Backed Notes, Class A-1	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-2	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-3	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-4	[__]	[__]	[_X_]	_________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ..X... No ......

Explanatory Note

This Form 10-D/A amends and supersedes in its entirety the Form 10-D and EX-99.1 previously filed on February 29, 2012 to correct the amounts reported for “Recoveries of Defaulted Receivables”, “Net Loss Ratio” and “Net Loss Ratio for Current Collection Period.”  Accordingly, cumulative totals have been adjusted throughout the Servicer’s Certificate.

PART I – DISTRIBUTION INFORMATION

Item 1.                      Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of Nissan Auto Receivables 2011-A Owner Trust are set forth in the attached Monthly Servicer’s Certificate.

No assets securitized by Nissan Motor Acceptance Corporation (the “Securitizer”) and held by Nissan Auto Receivables 2011-A Owner Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from January 1, 2012 to January 31, 2012.  Please refer to the Form ABS-15G filed by the Securitizer on February 14, 2012 for additional information.  The CIK number of the Securitizer is 0001540639.

PART II – OTHER INFORMATION

Item 9.                      Exhibits.

(a)	Monthly Servicer’s Certificate for the month of January 2012 – Nissan Auto Receivables 2011-A Owner Trust.

(b)	Exhibits:	99.1 Monthly Servicer’s Certificate for the month of January 2012 – Nissan Auto Receivables 2011-A Owner Trust.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NISSAN AUTO RECEIVABLES 2011-A OWNER TRUST By: Nissan Motor Acceptance Corporation, as administrator
Date: July 25, 2012	By: /s/ Benjamin N. Miller Benjamin N. Miller, Assistant Treasurer

EXHIBIT INDEX

Exhibit No.	Description

99.1	Monthly Servicer’s Certificate for the month of January 2012 – Nissan Auto Receivables 2011-A Owner Trust.